UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Potomac Capital Management Inc.
Address:   153 E. 53rd Street,
           26th Floor
           New York, New York 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth Berkow
Title:   Chief Financial Officer
Phone:   212-521-5151

Signature, Place, and Date of Signing:

Kenneth Berkow            New York,  New York         April 28, 2005

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    129

Form 13F Information Table Value Total:    $227,496


List of Other Included Managers:

                                         QUARTERLY REPORT DETAILING 13F ELIGIBLE SECURITIES
                                                     AS OF MARCH 31 ,2005



                                                FORM 13F INFORMATION TABLE

   COLUMN 1                      COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7        COLUMN 8
   --------                     --------   --------  --------      -------------------  ----------   --------  ---------------------
                                  TITLE                VALUE       SHRS OR    SH/ PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS    CUSIP    (x$1000)      PRN AMT    PRN CALL  DISCRETION   MANAGERS   SOLE   SHARED   NONE
--------------                   --------    -----    --------     -------    --- ----  ----------   --------  ----   ------   ----
1800 FLOWERS COM INC CL A         Common    68243Q106   2,258     298,276      SH          sole         -     298,276     -      -
AAMES INVESTMENT CORP             Common    00253G108     541      66,000      SH          sole         -      66,000     -      -
ABM INDUSTRIES INC                Common    000957100     721      37,500      SH          sole         -      37,500     -      -
ACT TELECONFERENCING INC          Warrants  000955104      71     127,272      WTS         sole         -     127,272     -      -
ADELPHIA COMMUNICATIONS CORP      Common    006848600      34     137,500      SH          sole         -     137,500     -      -
AIRBOSS OF AMERICA CORP           Common    00927V200   3,792   1,094,800      SH          sole         -   1,094,800     -      -
ALLOY INC                         Common    019855105   2,068     351,734      SH          sole         -     351,734     -      -
AMALGAMATED TECHNOLOGIES          Common    022780100     475     475,000      SH          sole         -     475,000     -      -
ANSWERTHINK CONSULTING GROUP      Common    036916104   3,515     851,135      SH          sole         -     851,135     -      -
APPLIX INC                        Common    038316105     743     123,369      SH          sole         -     123,369     -      -
UTS ARDENT ACQUISITION CORP       Common    03979E209   1,376     215,000      SH          sole         -     215,000     -      -
UTS ARPEGGIO ACQUISITION CORP     Common    042689208   1,654     220,500      SH          sole         -     220,500     -      -
ARRIS GROUP INC                   Common    04269Q100   1,965     284,393      SH          sole         -     284,393     -      -
ART TECHNOLOGY GROUP INC          Common    04289L107   2,043   1,946,000      SH          sole         -   1,946,000     -      -
ARTEMIS INTL SER A PFD            Preferred 04301R405   2,045     681,818      SH          sole         -     681,818     -      -
ATEMIS INTL SOLUTIONS CORP        Common    04301R405     228      76,142      SH          sole         -      76,142     -      -
ATEMIS INTL SOLUTIONS CORP        Warrants  04301R405     205      68,182      WTS         sole         -      68,182     -      -
AUDIOVOX CORP CL A                Common    050757103     708      55,600      SH          sole         -      55,600     -      -
AUTOBYTEL INC                     Common    05275N106   2,122     421,100      SH          sole         -     421,100     -      -
AXS-ONE INC                       Common    002458107   3,101     925,581      SH          sole         -     925,581     -      -
AXS-ONE INC                       Warrants  002458107     216      64,516      WTS         sole         -      64,516
BINDVIEW DEV CORP                 Common    090327107   1,704     519,500      SH          sole         -     519,500     -      -
BIOVERIS CORP                     Common    090676107   2,510     475,466      SH          sole         -     475,466     -      -
CAPTARIS INC                      Common    14071N104   5,948   1,468,600      SH          sole         -   1,468,600     -      -
CAPTIVA SOFTWARE CORPORATION      Common    14073T109     517      47,700      SH          sole         -      47,700     -      -
CARRIER ACCESS CORP               Common    144460102   3,827     642,122      SH          sole         -     642,122     -      -
CEA ACQUISITION CORP              Common    12513Q206   1,692     235,000      SH          sole         -     235,000     -      -
CENTRA SOFTWARE INC COM           Common    15234X103   1,605     683,100      SH          sole         -     683,100     -      -
CHARDAN CHINA ACQUISITION UNIT    Common    159569201   3,059     230,000      SH          sole         -     230,000     -      -
CHECKERS DRIVE-IN RESTAURANTS     Common    162809305   3,628     274,609      SH          sole         -     274,609     -      -
CIRCLE GROUP INTERNET INC         Common    172570103      50      68,900      SH          sole         -      68,900     -      -
COMPUTER HORIZONS CORP            Common    205908106     486     133,100      SH          sole         -     133,100     -      -
DANKA BUSINESS SYSTEMS PLC ADR    Common    236277109   4,373   2,733,055      SH          sole         -   2,733,055     -      -
DATASTREAM SYSTEMS INC            Common    238124101   4,407     627,800      SH          sole         -     627,800     -      -
DDI CORPORATION                   Common    233162304   1,675     598,200      SH          sole         -     598,200     -      -
DIGITAS INC                       Common    25388K104     253      25,000      SH          sole         -      25,000     -      -
DITECH CORP                       Common    25500M103   2,182     175,000      SH          sole         -     175,000     -      -
DYNTEK INC                        Common    268180106   1,038   2,307,692      SH          sole         -   2,307,692     -      -
DYNTEK INC                        Warrants  268180106     288     576,922      WTS         sole         -     576,922     -      -
ECC CAPITAL CORP                  Common    26826M108     510      85,000      SH          sole         -      85,000     -      -
EDGAR ONLINE INC                  Common    279765101     233      72,900      SH          sole         -      72,900     -      -
EPICOR SOFTWARE CORP              Common    29426L108     611      46,800      SH          sole         -      46,800     -      -
ESPEED INC                        Common    296643109     836      90,897      SH          sole         -      90,897     -      -
FALCONSTOR SOFTWARE INC           Common    306137100   1,462     244,834      SH          sole         -     244,834     -      -
FIELDSTONE INVESTMENT CORP        Common    31659U300     726      50,000      SH          sole         -      50,000     -      -
FLOW INTL CORP                    Common    343468104   5,098     941,000      SH          sole         -     941,000     -      -
FLOW INTL CORP                    Warrants  343468104     566      94,100      WTS         sole         -      94,100     -      -
FRANKLIN BANK CORP                Common    352451108     345      20,000      SH          sole         -      20,000     -      -
FX ENERGY INC                     Common    302695101   9,385     820,372      SH          sole         -     820,372     -      -
FX ENERGY INC                     Warrants  302695101   2,288     200,000      WTS         sole         -     200,000     -      -
GALAXY NUTRITIONAL FOODS          Common    36317Q104   1,009     438,649      SH          sole         -     438,649     -      -
GALAXY NUTRITIONAL FOODS          Warrants  36317Q104      55      23,714      WTS         sole         -      23,714     -      -
GENESYS S A                       Common    37185M100     730     868,561      SH          sole         -     868,561     -      -
GRANITE CITY FOOD & BREWERY       Common    38724Q107     592     144,046      SH          sole         -     144,046     -      -
GRANITE CITY FOOD & BREWERY       Warrants  38724Q107     253      61,538      WTS         sole         -      61,538     -      -
UTS GREAT WALL ACQUISITION        Common    39136T200   1,360     200,000      SH          sole         -     200,000     -      -
HARVARD BIOSCIENCE INC            Common    416906105     466     119,900      SH          sole         -     119,900     -      -
HOLLYWOOD MEDIA CORP              Common    436233100   2,029     403,300      SH          sole         -     403,300     -      -
HOLLYWOOD MEDIA CORP              Warrants  436233100     755     150,000      WTS         sole         -     150,000     -      -
HYPERCOM CORP                     Common    44913M105   1,700     359,400      SH          sole         -     359,400     -      -
HYTHIAM INC                       Common    44919F104   1,184     149,711      SH          sole         -     149,711     -      -
INDEVUS PHARMACEUTICALS INC       Common    454072109   1,030     370,508      SH          sole         -     370,508     -      -
INDUS INTL INC                    Common    45578L100     884     362,200      SH          sole         -     362,200     -      -
INFOCROSSING INC                  Warrants  45664X109   1,199      75,700      WTS         sole         -      75,700     -      -
INNOVEX INC                       Common    457647105     658     186,300      SH          sole         -     186,300     -      -
INSIGNIA SYS INC                  Common    45765Y105   1,335   1,027,300      SH          sole         -   1,027,300     -      -
INTEGRATED ALARM SVCS GROUP       Common    45890M109   5,574   1,095,067      SH          sole         -   1,095,067     -      -
INTEGRATED SILICON SOLUTION       Common    45812P107   3,376     503,900      SH          sole         -     503,900     -      -
INTERLINK ELECTRONICS             Common    458751104   3,624     559,200      SH          sole         -     559,200     -      -
IOMEGA CORP                       Common    462030305     987     230,000      SH          sole         -     230,000     -      -
ITERIS INC                        Common    46564T107   2,059     843,708      SH          sole         -     843,708     -      -
ITERIS INC                        Conv Deb  46564T107   1,100   1,100,000      PRN         sole         -   1,100,000     -      -
ITERIS INC                        Warrants  46564T107     312     128,021      WTS         sole         -     128,021     -      -
JAMESON INNS INC                  Common    470457102   1,540   1,047,500      SH          sole         -   1,047,500     -      -
KITTY HAWK INC                    Common    498326206     160     117,100      SH          sole         -     117,100     -      -
LIFE SCIENCES RESH INC            Common    532169109     363      28,500      SH          sole         -      28,500     -      -
LIONBRIDGE TECHNOLOGIES INC       Common    536252109     776     136,339      SH          sole         -     136,339     -      -
LYONDELL PETROCHEMICAL CO         Common    552078107   1,161      41,600      SH          sole         -      41,600     -      -
MAD CATZ INTERACTIVE INC          Common    556162105   3,192   1,970,400      SH          sole         -   1,970,400     -      -
MANAGEMENT NETWORK GROUP INC      Common    561693102   2,226     939,100      SH          sole         -     939,100     -      -
MAXTOR CORP                       Common    577729205     133      25,000      SH          sole         -      25,000     -      -
MIKOHN GAMING CORP                Common    59862K108   4,987     418,124      SH          sole         -     418,124     -      -
MRO SOFTWARE INC                  Common    55347W105   1,612     114,916      SH          sole         -     114,916     -      -
NATIONAL INFO CONSORTIUM INC      Common    62914B100     416      87,200      SH          sole         -      87,200     -      -
NATIONSHEALTH INC                 Common    63860C100   1,689     289,200      SH          sole         -     289,200     -      -
NATIONSHEALTH INC                 Warrants  63860C100   1,971     337,500      WTS         sole         -     337,500     -      -
NCO GROUP INC                     Warrants  628858102   1,243      63,580      WTS         sole         -      63,580     -      -
NEWTEK BUSINESS SERVICES INC      Common    652526104   1,183     317,200      SH          sole         -     317,200     -      -
NUMERAX INC                       Common    67053A102   1,625     328,343      SH          sole         -     328,343     -      -
ONSTREAM MEDIA CORP               Preferred 682875109     689      52,170      PFD         sole         -      52,170     -      -
ONSTREAM MEDIA CORP               Warrants  682875109     413     250,000      WTS         sole         -     250,000     -      -
ONYX SOFTWARE CORP                Common    683402200     658     250,000      SH          sole         -     250,000     -      -
PEMSTAR INC                       Common    706552106     369     312,619      SH          sole         -     312,619     -      -
PINNACLE SYSTEMS INC              Common    723481107   1,195     213,700      SH          sole         -     213,700     -      -
PIONEER COS INC                   Common    723643300     568      25,000      SH          sole         -      25,000     -      -
PRESSTEK INC                      Common    741113104   1,702     220,421      SH          sole         -     220,421     -      -
PRIVATE BUSINESS INC              Common    74267D203   1,992     948,576      SH          sole         -     948,576     -      -
RADIANT SYSTEMS INC               Common    75025N102   9,813   1,001,367      SH          sole         -   1,001,367     -      -
RAND ACQUISITION CORP             Common    752182113     225     300,000      SH          sole         -     300,000     -      -
UTS RAND ACQUISITION CORP         Common    752182204     665     100,000      SH          sole         -     100,000     -      -
REMEC INC                         Common    759543101   5,967   1,130,200      SH          sole         -   1,130,200     -      -
RYERSON TULL, INC                 Common    78375P107   2,376     187,500      SH          sole         -     187,500     -      -
SCIENTIFIC GAMES CORP             Common    80874P109   4,237     185,425      SH          sole         -     185,425     -      -
SELECTICA INC                     Common    816288104   4,083   1,268,000      SH          sole         -   1,268,000     -      -
SIMPLE TECHNOLOGY INC             Common    828823104   4,603   1,168,233      SH          sole         -   1,168,233     -      -
SKYWEST INC                       Common    830879102     465      25,000      SH          sole         -      25,000     -      -
SMITH MICRO SOFTWARE INC          Common    832154108   1,649     364,800      SH          sole         -     364,800     -      -
STANDARD MICROSYSTEMS CORP        Common    853626109   6,041     348,000      SH          sole         -     348,000     -      -
SUMTOTAL SYSTEMS INC              Common    866615107   3,731     685,919      SH          sole         -     685,919     -      -
SUMTOTAL SYSTEMS INC              Warrants  866615107     300      55,186      WTS         sole         -      55,186     -      -
SYKES ENTERPRISES INC             Common    871237103   8,249   1,200,668      SH          sole         -   1,200,668     -      -
TAN RANGE EXPLORATION CORP        Common    87535D102      85     100,000      SH          sole         -     100,000     -      -
TELETECH HOLDINGS INC             Common    879939106   3,830     296,449      SH          sole         -     296,449     -      -
UTS TREMISIS ENERGY               Common    894727205   1,983     273,500      SH          sole         -     273,500     -      -
TUMBLEWEED COMMUNICATIONS CORP    Common    899690101     888     321,700      SH          sole         -     321,700     -      -
U S XPRESS ENTERPRISES INC        Common    90338N103   1,594      97,500      SH          sole         -      97,500     -      -
UNIFI INC                         Common    904677101   1,197     357,200      SH          sole         -     357,200     -      -
UNITEDGLOBALCOM CL AINGS          Common    913247508   1,568     165,700      SH          sole         -     165,700     -      -
US PLASTIC LUMBER CORP            Common    902948108     119   1,084,000      SH          sole         -   1,084,000     -      -
UTIX GROUP INC                    Common    918032103     356     790,000      SH          sole         -     790,000     -      -
VASOGEN INC                       Common    92232F103     790     195,000      SH          sole         -     195,000     -      -
VIASAT INC                        Common    92552V100   3,727     199,400      SH          sole         -     199,400     -      -
VIGNETTE CORP                     Common    926734104   1,320   1,007,972      SH          sole         -   1,007,972     -      -
DIGITAL RIVER INC                 Common    25388B104     779      25,000      CALL        sole         -      25,000     -      -
DITECH CORP                       Common    25500M103     624      50,000      CALL        sole         -      50,000     -      -
FX ENERGY INC                     Common    302695101     229      20,000      CALL        sole         -      20,000     -      -
FX ENERGY INC                     Common    302695101     114      10,000      CALL        sole         -      10,000     -      -
FX ENERGY INC                     Common    302695101     343      30,000      CALL        sole         -      30,000     -      -
FX ENERGY INC                     Common    302695101     229      20,000      CALL        sole         -      20,000     -      -

                                                      227,496